Prepayments and Other Current Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Prepayments and Other Current Assets
Deductible VAT input	¥ 2,326,470	¥ 2,271,162
Prepayment to vendors	755,376	575,016
Deposits	¥ 376,130	¥ 240,769
Derivative Asset, Current, Statement of Financial Position [Extensible Enumeration]	Prepaid Expense and Other Assets, Current	Prepaid Expense and Other Assets, Current
Receivables from third party online payment service providers	¥ 85,621	¥ 160,030
Interest receivable	16,944	42,340
Other receivables	74,327	150,857
Less: Allowance for credit losses	(1,912)	(5,411)
Total	¥ 3,632,956	¥ 3,434,763